Consolidated Statements of Shareholders' (deficit) Equity - USD ($)	Total	Ordinary Shares	Additional Paid In Capital	Subscription Receivable	Accumulated Deficit	Accumulated Other Comprehensive Loss
Balance at Dec. 31, 2014	$ (2,950,677)	$ 490	$ 1,687,048		$ (4,633,488)	$ (4,727)
Balance, Shares at Dec. 31, 2014		8,166,666
Issuance of ordinary shares upon vesting of restricted shares		$ 43	(42)	$ (1)
Issuance of ordinary shares upon vesting of restricted shares, Shares		718,518
Share-based compensation	2,701,404		2,701,404
Net loss	(18,021,737)				(18,021,737)
Foreign currency translation adjustments	(98,893)					(98,893)
Balance at Dec. 31, 2015	(18,369,903)	$ 533	4,388,410	(1)	(22,655,225)	(103,620)
Balance, Shares at Dec. 31, 2015		8,885,184
Issuance of ordinary shares upon vesting of restricted shares		$ 46	(42)	(4)
Issuance of ordinary shares upon vesting of restricted shares, Shares		771,991
Share-based compensation	4,925,278		4,925,278
Net loss	(37,512,212)				(37,512,212)
Foreign currency translation adjustments	(594,912)					(594,912)
Balance at Dec. 31, 2016	$ (51,551,749)	$ 579	9,313,646	(5)	(60,167,437)	(698,532)
Balance, Shares at Dec. 31, 2016	9,657,175	9,657,175
Issuance of ordinary shares upon vesting of restricted shares		$ 100	(87)	(13)
Issuance of ordinary shares upon vesting of restricted shares, Shares		1,666,145
Exercise of shares option	$ 65,500	$ 6	65,494
Exercise of shares option, Shares	100,834	100,834
Exercise of warrant	$ 4,700,000	$ 28	4,699,972
Exercise of warrant, Shares		461,808
Conversion of convertible preferred shares to ordinary shares	163,607,144	$ 1,707	163,605,437
Conversion of convertible preferred shares to ordinary shares, Shares		28,443,275
Issuance of ordinary shares upon initial public offering, net of issuance cost	157,654,695	$ 575	157,654,120
Issuance of ordinary shares upon initial public offering, Shares		9,583,333
Share-based compensation	9,931,106		9,931,106
Net loss	(50,384,176)				(50,384,176)
Foreign currency translation adjustments	1,148,440					1,148,440
Balance at Dec. 31, 2017	$ 235,170,960	$ 2,995	$ 345,269,688	$ (18)	$ (110,551,613)	$ 449,908
Balance, Shares at Dec. 31, 2017	49,912,570	49,912,570